Schedule of Investments (unaudited) October 31, 2022	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 3.5%
Black Belt Energy Gas District RB
4.00%, 10/01/52 (Put 12/01/26)	$250	$240,673
5.50%, 11/01/53 (Put 12/01/28)	500	505,612
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53( 09/01/29)	250	254,829
Sumter County Industrial Development Authority/AL RB, 6.00%, 07/15/52 (Put 01/15/29)	100	90,539
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44( 05/01/29)(a)	110	89,324

		1,180,977

Arizona — 0.3%
Arizona Health Facilities Authority RB, Class B, 2.49%, 01/01/46 (Put 11/04/26)(b)(c)	100	97,145

California — 4.1%
Bay Area Toll Authority RB, Series E, 2.65%, 04/01/56 (Put 04/01/28)(b)(c)	250	250,177
California Community Choice Financing Authority RB, 4.00%, 05/01/53 (Put 05/01/28)	500	480,143
California Housing Finance RB, Series 2021-1, 3.50%, 11/20/35.	244	207,450
California Infrastructure & Economic Development Bank RB, Class D, 2.59%, 08/01/47 (Put 08/01/23)(b)(c)	100	98,316
Folsom Ranch Financing Authority ST, 4.00%, 09/01/33 (Call 09/01/27)	215	200,048
Long Beach Bond Finance Authority RB, Class A, 5.00%, 11/15/35	160	159,141

		1,395,275

Colorado — 5.2%
Colorado Health Facilities Authority RB
4.00%, 08/01/39 (Call 08/01/29)	140	119,182
Series B-2, 2.63%, 05/15/29	150	133,166
VRDN, 2.79%, 05/15/61 (Put 08/17/22)(b)(c)	500	491,115
E-470 Public Highway Authority RB, 2.38%, 09/01/39 (Put 09/01/24)(b)(c)	500	494,422
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(a)(d)	250	199,848
Regional Transportation District RB, Class A, 4.00%, 07/15/35 (Call 01/15/31)	350	312,946

		1,750,679

Connecticut — 1.1%
Connecticut Housing Finance Authority RB, 1.85%, 05/15/38 (Call 05/15/30)	220	155,638
Connecticut State Health & Educational Facilities Authority RB, 4.00%, 07/01/36 (Call 07/01/31)	125	112,255
State of Connecticut Special Tax Revenue RB, 5.00%, 07/01/34 (Call 01/01/33)	100	108,403

		376,296

Delaware — 1.3%
Delaware State Economic Development Authority RB, Class B, 1.25%, 10/01/40 (Put 10/01/25)	500	455,158

District of Columbia — 1.5%
Metropolitan Washington Airports Authority Aviation Revenue RB, 5.00%, 10/01/30	500	517,400

Florida — 5.6%
Brevard County Health Facilities Authority RB, 4.00%, 11/15/22(a)	200	199,946
Capital Trust Agency Inc. RB, Class A-1, 3.38%, 07/01/31(a)	250	215,020

Security	Par (000)	Value

Florida (continued)
County of Broward FL Airport System Revenue RB, 5.00%, 10/01/28 (Call 10/01/27)	$185	$191,523
Florida Gulf Coast University Financing Corp. RB, 5.00%, 08/01/24	250	256,053
Greater Orlando Aviation Authority RB, 5.00%, 11/15/36 (Call 05/15/23)	250	237,622
Lakes of Sarasota Community Development District RB 2.75%, 05/01/26	125	118,994
Series B-1, 3.00%, 05/01/26	100	95,209
Orlando Utilities Commission RB, Series B, 1.25%, 10/01/46 (Put 04/01/28)	250	198,775
Sawyers Landing Community Development District Special Assesment, 3.25%, 05/01/26	195	186,734
Tohoqua Community Development District RB, 2.38%, 05/01/26	225	213,266

		1,913,142

Georgia — 0.9%
Main Street Natural Gas Inc. RB, 5.00%, 12/01/52 (Put 03/01/29)	300	296,184

Illinois — 4.8%
Chicago O’Hare International Airport RB, Series D, 5.00%, 01/01/30 (Call 01/01/27)	160	162,870
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	250	262,585
City of Chicago IL GO, 5.00%, 01/01/27 (Call 01/01/26)	130	130,113
Illinois Finance Authority RB
Class B, 2.94%, 05/01/42 (Put 05/01/26)(b)(c)	500	477,522
5.00%, 11/01/31 (Call 11/01/26)	135	136,447
Northern Illinois Municipal Power Agency RB, 4.00%, 12/01/36 (Call 12/01/26)	100	88,968
State of Illinois GO
Class A, 5.00%, 03/01/32 (Call 03/01/31)	250	249,602
5.50%, 01/01/28	110	112,947

		1,621,054

Indiana — 1.5%
County of Warrick IN RB, 0.88%, 09/01/55 (Put 09/01/23)	300	292,806
Indiana Finance Authority RB
Class A, 4.13%, 12/01/26	125	118,984
Class B, 2.54%, 03/01/39 (Put 03/01/26)(b)(c)	105	103,521

		515,311

Iowa — 1.1%
Iowa Finance Authority RB
1.50%, 01/01/42 (Put 04/01/24)	250	242,243
5.00%, 05/15/48 (Call 05/15/27)	170	141,909

		384,152

Kansas — 0.7%
City of Lenexa KS RB, 5.00%, 05/15/24	150	150,157
City of Manhattan KS RB, 4.00%, 06/01/25	100	96,571

		246,728

Kentucky — 1.6%
City of Henderson KY RB, 3.70%, 01/01/32(a)	250	225,366
Kentucky Public Energy Authority RB, 4.00%, 08/01/52 (Put 05/01/30)	210	191,977
Louisville/Jefferson County Metropolitan Government RB, 1.75%, 02/01/35 (Put 07/01/26)	125	116,360

		533,703

Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A, 2.00%, 06/01/30 (Call 04/01/26)	250	206,821

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Offshore Terminal Authority RB, VRDN, Class B, 2.25%, 09/01/33 (Put 11/01/22)(c)	$200	$200,000

		406,821

Massachusetts — 1.6%
Commonwealth of Massachusetts GO, 5.00%, 10/01/34 (Call 10/01/32)	255	280,294
Massachusetts Development Finance Agency RB, 5.00%, 10/01/24	260	258,795

		539,089

Michigan — 3.0%
Advanced Technology Academy RB, 5.00%, 11/01/34 (Call 11/01/27)	200	185,357
Michigan Finance Authority RB
2.99%, 04/15/47 (Put 04/15/26)(b)(c)	250	253,825
4.00%, 09/01/30	250	247,696
5.00%, 02/15/35 (Call 08/15/29)	155	160,165
Wayne County Airport Authority RB, 5.00%, 12/01/35 (Call 12/01/31)	180	187,524

		1,034,567

Minnesota — 0.9%
City of Minneapolis MN RB, Series B, 2.25%, 12/01/27 (Put 11/01/22)(c)	300	300,000

Mississippi — 1.5%
State of Mississippi Gaming Tax Revenue RB, 5.00%, 10/15/32 (Call 10/15/28)	495	515,971

Nebraska — 0.9%
Central Plains Energy Project RB, 5.00%, 05/01/53 (Put 07/01/29)	300	293,879

New Hampshire — 1.4%
New Hampshire Business Finance Authority RB, Class A, 2.62%, 10/01/33 (Put 07/01/24)(b)(c)	500	488,869

New Jersey — 5.1%
Atlantic City Board of Education GO
4.00%, 04/01/32 (Call 04/01/29) (AGM SCH BD RES FD)	175	170,816
4.00%, 04/01/33 (Call 04/01/29) (AGM SCH BD RES FD)	175	168,979
4.00%, 04/01/34 (Call 04/01/29) (AGM SCH BD RES FD)	150	142,855
New Jersey Economic Development Authority RB, Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	500	505,212
New Jersey Higher Education Student Assistance Authority RB, Series B, 5.00%, 12/01/23	250	252,478
State of New Jersey GO, Series A, 4.00%, 06/01/32	500	496,340

		1,736,680

New York — 8.6%
Hempstead Town Local Development Corp. RB, 5.00%, 06/01/32 (Call 06/01/31)	250	260,209
Metropolitan Transportation Authority RB
2.82%, 11/01/32 (Put 04/01/26)(b)(c)	500	450,575
5.00%, 11/15/48 (Put 11/15/22)	200	200,097
Series A-1, 5.00%, 11/15/22	250	250,122
New York City Housing Development Corp. RB
1.95%, 11/01/32 (Call 02/01/29) (FHA 542(C))	430	348,827
2.25%, 11/01/30 (Call 09/01/27)	150	127,410
New York City Transitional Finance Authority Building Aid
Revenue RB, Series S-1A, 4.00%, 07/15/35 (Call 07/15/31) (SAW)	500	469,905
New York Liberty Development Corp. RB, Class A, 2.50%, 11/15/36 (Call 11/15/31)	250	175,209

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp. RB
4.00%, 10/31/34 (Call 10/31/31)	$250	$210,043
Class A, 5.00%, 12/01/28	250	245,871
Class A, 5.00%, 12/01/29	205	201,026

		2,939,294

North Carolina — 2.1%
North Carolina State Education Assistance Authority RB, 5.00%, 06/01/29	460	482,414
University of North Carolina at Chapel Hill RB, VRDN, 2.68%, 12/01/41 (Put 06/01/25)(b)(c)	250	246,086

		728,500

North Dakota — 1.2%
North Dakota Housing Finance Agency RB, VRDN, 2.22%, 07/01/36 (Put 11/07/22)(c)	410	410,000

Ohio — 5.1%
Allen County Port Authority RB, Class A, 4.00%, 12/01/31 (Call 06/01/31)	250	241,264
American Municipal Power Inc. RB, Class A-2, 1.00%, 02/15/48 (Put 08/15/24)	500	479,691
Cleveland-Cuyahoga County Port Authority RB, 5.00%, 07/01/30	350	379,443
Ohio Air Quality Development Authority RB, 4.00%, 09/01/30 (Put 06/01/27)	250	243,866
Ohio Higher Educational Facility Commission RB, Series B, 2.47%, 12/01/42 (Put 12/01/25)(b)(c)	165	159,809
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31 (Call 12/01/28)(a)	250	220,392

		1,724,465

Oregon — 0.7%
Port of Portland OR Airport Revenue RB, Series 25B, 5.00%, 07/01/29	245	250,856

Pennsylvania — 7.1%
Allegheny County Hospital Development Authority RB, 2.94%, 11/15/47 (Put 05/15/26)(b)(c)	250	250,756
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	200	177,960
Bethlehem Area School District Authority, Series B, 2.37%, 07/01/31 (Put 11/01/24)(b)(c)	480	442,532
City of Philadelphia PA Airport Revenue RB, 5.00%, 07/01/31 (Call 07/01/30)	465	473,667
East Hempfield Township Industrial Development Authority RB, 5.00%, 12/01/29 (Call 12/01/25)	125	127,100
Latrobe Industrial Development Authority RB, 5.00%, 03/01/24	100	101,462
Pennsylvania Economic Development Financing Authority, VRDN, 3.25%, 12/01/38 (Put 11/07/22)(c)	500	500,000
Pennsylvania Housing Finance Agency RB, 2.00%, 10/01/32 (Call 10/01/29)	445	352,668

		2,426,145

Puerto Rico — 1.7%
Commonwealth of Puerto Rico GO, 5.63%, 07/01/29	300	300,687
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, 5.00%, 07/01/33 (Call 07/01/32)(a)	300	280,441

		581,128

South Carolina — 1.3%
City of Hardeeville SC, 3.00%, 05/01/27(a)	250	235,209
South Carolina Jobs-Economic Development Authority RB, 5.00%, 11/15/28 (Call 11/15/27)	210	203,133

		438,342

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Dakota — 0.5%
South Dakota Health & Educational Facilities Authority RB, 5.00%, 11/01/35 (Call 11/01/25)	$165	$166,479

Tennessee — 1.4%
Tennergy Corp/TN RB, 4.00%, 12/01/51 (Put 09/01/23)	500	467,545

Texas — 7.9%
Arlington Higher Education Finance Corp. RB, 4.00%, 06/15/31 (Call 06/15/26)	100	88,311
Central Texas Regional Mobility Authority RB, Series C, 5.00%, 01/01/27 (Call 01/01/26)	500	516,313
City of Beaumont TX GOL, 4.00%, 03/01/33 (Call 03/01/30)	415	412,670
Harris County Cultural Education Facilities Finance Corp. RB, 3.09%, 07/01/49 (Put 12/01/25)(b)(c)	250	253,164
Houston Higher Education Finance Corp. RB
1.75%, 10/01/24	115	109,531
2.00%, 10/01/25	75	69,850
New Hope Cultural Education Facilities Finance Corp. RB, Class A, 4.00%, 06/15/25	280	282,555
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(a)	250	228,673
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 10/01/34 (Call 10/01/24)	200	199,237
Texas Water Development Board, 5.00%, 04/15/24	500	512,511

		2,672,815

Virginia — 1.4%
Virginia Beach Development Authority RB, 5.00%, 09/01/30 (Call 09/01/25)	105	100,846
Virginia Housing Development Authority RB, 2.05%, 12/01/33 (Call 12/01/30)	470	365,878

		466,724

Washington — 2.2%
County of King WA Sewer Revenue RB, Class A, 2.47%, 01/01/40 (Put 01/01/26)(b)(c)	550	535,727

Security	Par/ Shares (000)	Value

Washington (continued)
Washington State Convention Center Public Facilities District RB, 4.00%, 07/01/31	$250	$215,629

		751,356

Total Long-Term Investments — 90.0% (Cost: $33,362,323)		30,622,729

Short-Term Securities

Money Market Funds — 10.2%
BlackRock Liquidity Funds: MuniCash, 1.83%(e)(f)	3,461	3,460,583

Total Short-Term Securities — 10.2% (Cost: $3,460,744)		3,460,583

Total Investments — 100.2% (Cost: $36,823,067)		34,083,312

Liabilities in Excess of Other Assets — (0.2)%		(64,449)

Net Assets — 100.0%		$34,018,863

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$1,907,996	$1,553,257	(a)	$—	$(316)	$(354)	$3,460,583	3,461	$12,131	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock Intermediate Muni Income Bond ETF

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets

Municipal Debt Obligations	$—	$30,622,729	$—	$30,622,729

Money Market Funds	3,460,583	—	—	3,460,583

	$3,460,583	$30,622,729	$—	$34,083,312

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.
FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited
RB	Revenue Bond

SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation

4